Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Accrued payroll and welfare		$ 127,473	$ 165,523
Accrued expenses	[1]	408,370	1,381,338
Other payables	[2]	1,666,948	1,554,725
Investment payable	[3]	2,500,000
Total accrued expenses and other liabilities		$ 4,702,791	$ 3,101,586

[1]	The balance of accrued expenses represented accrued professional fee amount to $109,520 and other miscellaneous fee.
[2]	The balance of other payables mainly consists of the deposit received from a third party as co-publisher’s minimum guarantee in game development for game publishing operations. Such balance is recoupable by above the third party upon certain minimum sales targets of the games achieved after the game’s launch.
[3]	The balance of investment payable relates to the Company’s investment in Nekcom, and consists of $2,500,000 in cash consideration, which the Company has agreed to pay on or before August 16, 2025.